Cover Page	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2025
Entity Address, Address Line One	4491 Concession Rd 12
Entity Address, Postal Zip Code	L0M 1S0
City Area Code	416
Local Phone Number	504-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472